Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Oct. 01, 2018	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000002867
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class AAA
C000002869
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class C
C000034309
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class I
C000002866
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Growth Fund - Class A
C000002875
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class AAA
C000002877
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class C
C000034311
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class I
C000002874
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Content & Connectivity Fund - Class A
C000204772
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class A
C000204774
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class C
C000204771
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class I
C000204773
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli Global Mini Mites Fund - Class AAA
C000002865
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class AAA
C000002864
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class C
C000034308
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class I
C000002862
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli Global Rising Income and Dividend Fund - Class A
C000002873
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class AAA
C000002871
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class C
C000034310
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class I
C000002872
Account Value [Line Items]
Line Graph and Table Measure Name		The Gabelli International Small Cap Fund - Class A
MSCI ACWI Index
Account Value [Line Items]
Account Value		$ 10,000	$ 25,439	$ 21,555	$ 17,551	$ 21,394	$ 17,972	$ 15,384	$ 12,085	$ 13,270	$ 10,648	$ 9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
MSCI ACWI Index
Account Value [Line Items]
Account Value		10,000	25,439	21,555	17,551	21,394	17,972	15,384	12,085	13,270	10,648	9,816
Russell 2000 Index
Account Value [Line Items]
Account Value	$ 10,000		15,965	14,313	12,241	15,385	13,400	11,170	8,899
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		15,965	14,313	12,241	15,385	13,400	11,170	8,899
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		15,965	14,313	12,241	15,385	13,400	11,170	8,899
Russell 2000 Index
Account Value [Line Items]
Account Value	10,000		15,965	14,313	12,241	15,385	13,400	11,170	8,899
MSCI World Index
Account Value [Line Items]
Account Value		10,000	27,195	22,817	18,339	22,291	18,219	15,638	12,179	13,267	10,780	9,968
MSCI World Index
Account Value [Line Items]
Account Value		10,000	27,195	22,817	18,339	22,291	18,219	15,638	12,179	13,267	10,780	9,968
MSCI World Index
Account Value [Line Items]
Account Value		10,000	27,195	22,817	18,339	22,291	18,219	15,638	12,179	13,267	10,780	9,968
MSCI World Index
Account Value [Line Items]
Account Value		10,000	27,195	22,817	18,339	22,291	18,219	15,638	12,179	13,267	10,780	9,968
MSCI EAFE Index
Account Value [Line Items]
Account Value		10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value		10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value		10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
MSCI EAFE Index
Account Value [Line Items]
Account Value		10,000	17,424	16,697	14,049	16,338	14,616	13,499	11,005	12,702	10,111	9,961
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		10,000	20,669	15,664	11,340	17,535	15,823	12,750	10,191	11,335	10,437	9,860
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		10,000	20,669	15,664	11,340	17,535	15,823	12,750	10,191	11,335	10,437	9,860
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		10,000	20,669	15,664	11,340	17,535	15,823	12,750	10,191	11,335	10,437	9,860
MSCI AC World Communication Services Index
Account Value [Line Items]
Account Value		10,000	20,669	15,664	11,340	17,535	15,823	12,750	10,191	11,335	10,437	9,860
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	10,000		12,436	11,718	10,938	14,080	12,120	9,844	8,157
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	10,000		14,969	13,778	11,888	14,553	12,635	10,873	8,620
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	10,000		12,436	11,718	10,938	14,080	12,120	9,844	8,157
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	10,000		14,969	13,778	11,888	14,553	12,635	10,873	8,620
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	10,000		12,436	11,718	10,938	14,080	12,120	9,844	8,157
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	10,000		14,969	13,778	11,888	14,553	12,635	10,873	8,620
MSCI World Micro Cap Index
Account Value [Line Items]
Account Value	10,000		12,436	11,718	10,938	14,080	12,120	9,844	8,157
S&P Developed Small Cap Index
Account Value [Line Items]
Account Value	$ 10,000		14,969	13,778	11,888	14,553	12,635	10,873	8,620
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
Lipper Global Large-Cap Growth Fund Classification
Account Value [Line Items]
Account Value		10,000	25,951	22,079	17,452	24,042	20,895	16,422	12,646	13,359	10,472	10,176
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value		10,000	17,748	17,524	15,743	21,682	19,965	16,259	12,701	15,378	11,288	11,423
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value		10,000	17,748	17,524	15,743	21,682	19,965	16,259	12,701	15,378	11,288	11,423
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value		10,000	17,748	17,524	15,743	21,682	19,965	16,259	12,701	15,378	11,288	11,423
MSCI EAFE Small Cap Index
Account Value [Line Items]
Account Value		$ 10,000	$ 17,748	$ 17,524	$ 15,743	$ 21,682	$ 19,965	$ 16,259	$ 12,701	$ 15,378	$ 11,288	$ 11,423